Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents, consist of the following:
	As of December 31,
	2022	2023
	USD	USD
Cash at bank	$3,805,103	$2,262,851
Cash on hand	32	30
Total	$3,805,135	$2,262,881

Schedule of Carrying Amounts of the Company’s Bank and Cash Balances	The carrying amounts of the Group’s bank and cash balances are denominated in the following currencies:
	As of December 31,
	2022	2023
	USD	USD
RMB	$139,688	$63,241
USD	3,665,447	2,199,640
Total	$3,805,135	$2,262,881